Earnings Per Share - Summary of earnings per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Basic	€ (0.04)	€ 0.23	€ (0.13)
Diluted	€ (0.04)	€ 0.23	€ (0.13)